NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator [Abstract]
Net income (loss)	$ (24,948)	$ 8,493	$ (28,025)
Basic [Abstract]
Less: Undistributed earnings allocated to participating securities, basic	(11,944)	(22,932)	(21,173)
Net income (loss) attributable to ordinary shares - basic	(36,892)	(14,439)	(49,198)
Diluted [Abstract]
Less: Undistributed earnings allocated to participating securities, diluted	(11,944)	(22,932)	(21,173)
Net income (loss) attributable to ordinary shares - diluted	$ (36,892)	$ (14,439)	$ (49,198)
Denominator [Abstract]
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, basic (in shares)	142,883,475	40,333,870	44,324,234
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, diluted (in shares)	142,883,475	40,333,870	44,324,234
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.26)	$ (0.36)	$ (1.11)
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.26)	$ (0.36)	$ (1.11)
Antidilutive Securities [Abstract]
Antidilutive securities (in shares)	68,426,836	178,695,765	169,276,343
Convertible Preferred Shares [Member]
Antidilutive Securities [Abstract]
Antidilutive securities (in shares)	0	121,472,152	121,472,152
RSU [Member]
Antidilutive Securities [Abstract]
Antidilutive securities (in shares)	12,927,049	12,755,167	4,760,213
Outstanding Share Options [Member]
Antidilutive Securities [Abstract]
Antidilutive securities (in shares)	43,149,797	44,468,446	43,043,978
Warrants [Member]
Antidilutive Securities [Abstract]
Antidilutive securities (in shares)	12,349,990	0	0